Income Taxes - Group's loss before income taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Income Taxes
Profit before income taxes	¥ 71,876,448	$ 10,123,586	¥ 36,263,729	¥ 9,702,255
Non-PRC
Income Taxes
Profit before income taxes	(1,495,542)	(210,643)	(7,902,201)	(6,330,398)
PRC
Income Taxes
Profit before income taxes	¥ 73,371,990	$ 10,334,229	¥ 44,165,930	¥ 16,032,653